[On Chapman and Cutler LLP Letterhead]

December 4, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Bitwise 10 Crypto Index ETF
Registration Statement on Form 8-A

Ladies and Gentlemen:

On behalf of the Bitwise 10 Crypto Index ETF (formerly Bitwise 10 Crypto Index Fund) (the “Trust”), we enclose herewith for filing pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended, a Registration Statement of the Trust on amended Form 8-A covering the Trust’s common shares of beneficial interest (the “Shares”).

The Trust filed with the Securities and Exchange Commission on or about December 4, 2025, a Registration Statement on Form S-3 (Registration No. 333-287889) to register the Shares under the Securities Act of 1933, as amended.

The Shares are being listed on NYSE Arca, Inc. and, accordingly, a copy of the Trust’s preliminary prospectus which contains a description of the Shares has been transmitted for filing with NYSE Arca, Inc.

If you have any questions concerning this filing or require any additional information, please contact me at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By	/s/ Richard Coyle
Richard Coyle

Enclosure